Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Outstanding Stock Options
Beginning balance (in shares)		31,618,135
Granted (in shares)	0
Exercised (in shares)	(312,037)
Forfeited (in shares)	(1,026,950)
Expired (in shares)	(498,101)
Repurchased (in shares)	(542,615)
Ending balance (in shares)	29,238,432
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0.48
Granted (in dollars per share)	$ 0
Exercised (in dollars per share)	0.48
Forfeited (in dollars per share)	0.65
Expired (in dollars per share)	0.19
Repurchased (in dollars per share)	0.17
Ending balance (in dollars per share)	$ 0.48
Stock options additional disclosures
Options outstanding, weighted average contractual life	7 years 4 months 24 days	8 years 3 months 18 days
Options outstanding, aggregate intrinsic value	$ 127,345	$ 112,548
Vested and expected to vest (in shares)	27,555,673
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 0.48
Vested and expected to vest, weighted average contractual life	7 years 3 months 18 days
Vested and expected to vest, aggregate intrinsic value	$ 120,250
Vested and exercisable (in shares)	18,615,254
Vested and exercisable, weighted average exercise price (in dollars per share)	$ 0.41
Vested and exercisable, weighted average contractual life	6 years 8 months 12 days
Vested and exercisable, aggregate intrinsic value	$ 82,475